INCOME TAXES	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
Income tax expense is the total of the current and deferred income taxes. The Group calculates the period income tax expense using the tax rate that would be applicable to the expected total annual earnings.
Income tax expense consisted of the following for the six and three-month periods ended June 30:

	Six-month period		Three-month period
	2026	2025	2026	2025
Current income taxes	(152)	(220)	(76)	(168)
Deferred income taxes	32	134	16	94
Income taxes	(120)	(86)	(60)	(74)
Effective tax rate	31.3%	10.6%	30.0%	10.9%
The statutory tax rate of the ultimate parent entity, VEON Ltd., based in UAE, is 9%. Veon Ltd is currently in the process of obtaining Qualified Free Zone Person ("QFZP") status. Upon approval, this status would entitle the entity to a 0% statutory tax rate, compared to the standard U.A.E. corporate tax rate of 9%.
The variance between the statutory tax rate of 9% and the Group’s effective tax rate (ETR) of 31.3% for the six-month period ended June 30, 2026 is primarily attributable to higher tax rates in key jurisdictions where VEON operates, including Pakistan
(37%), Ukraine (18%), Kazakhstan (20%), Uzbekistan (20%) and Bangladesh (45%).
The effective tax rate increased year-on-year for both the three-month and six-month periods, primarily due to one-off items recognized in Q2 2025 that reduced the prior-year ETR. Tax expense movements differ by period: on a six-month basis, tax expense increased from H1 2025 to H1 2026 due to the absence of these items in the current year. On a three-month basis, however, tax expense decreased from Q2 2025 to Q2 2026, as the impact was concentrated specifically within Q2 2025.
Global Minimum Tax
The Group falls within the scope of enacted Pillar Two legislation and has assessed its exposure to Pillar Two income taxes. No
Pillar Two tax expense or income has been recognized for the first half of 2026. The assessment of the potential exposure to
Pillar Two income taxes is based on the most recent tax filings, country-by-country reporting and financial statements for the constituent entities in the Group. Based on the assessment, the Pillar Two effective tax rates in the majority of jurisdictions in which the Group operates are above 15%.
As of June 30, 2026, the Group has accumulated US$8,786 of tax losses and US$390 of other tax attributes in various jurisdictions which can be carried-forward and utilized for Pillar Two purposes in the future.
The Group has applied the International Accounting Standards (“IAS”) 12 exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.